Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of basic and diluted (loss) / earnings per share
The calculation of both basic and diluted loss per share is based on net loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2023	2022	2021
Net income / (loss) attributable to equity holders of the parent - basic	$546,898	$637,251	$(234,434)
Convertible notes interest expense, accretion, and deferred financing amortization	—	19,584	—
Net income / (loss) attributable to equity holders of the parent - diluted	$546,898	$656,835	$(234,434)

Basic weighted average number of shares	52,369,269	55,455,277	54,718,709
Effect of dilutive potential basic shares:
Restricted stock	2,158,478	2,610,544	—
Convertible notes	—	5,445,455	—
	2,158,478	8,055,999	—
Diluted weighted average number of shares	54,527,747	63,511,276	54,718,709

Earnings / (Loss) Per Share:
Basic	$10.44	$11.49	$(4.28)
Diluted	$10.03	$10.34	$(4.28)